Deferred Revenue (Details)	Aug. 28, 2015 USD ($)	Jul. 29, 2015 USD ($)	Jun. 30, 2015 USD ($)
Deferred Revenue [Abstract]
RMHC was required to pay the company for distribution rights			$ 500,000
RMHC was required to submit an additional payment prior to the production run			$ 150,000
Cans of product covered under the agreement			1,000,000
Company received an amount and recorded as deferred revenue	$ 300,000	$ 200,000